FAIR VALUE MEASUREMENTS (Details) - EBP, NGSP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	$ 499,692	$ 485,181
Total investments	85	2,109
Total
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	36,953,901	33,060,233
Total | Cash equivalents and short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	78,177	93,059
Total | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	4,048,009	3,594,037
Total | Collateral held under securities lending agreements
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	200,064	693,505
Total | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	32,627,651	28,679,632
Total | State Street Bank and Trust Company short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	85	2,109
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	4,048,009	3,594,055
Level 1 | Cash equivalents and short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	0	18
Level 1 | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	4,048,009	3,594,037
Level 1 | Collateral held under securities lending agreements
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	0	0
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust
Level 1 | State Street Bank and Trust Company short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	278,241	786,546
Level 2 | Cash equivalents and short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	78,177	93,041
Level 2 | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	0	0
Level 2 | Collateral held under securities lending agreements
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	200,064	693,505
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust
Level 2 | State Street Bank and Trust Company short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 85	$ 2,109